.	Summary Prospectus June 1, 2021

Wells Fargo Heritage Money Market Fund

Class/Ticker: Administrator Class - SHMXX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated June 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.33%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.33% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$34
3 Years	$110
5 Years	$195
10 Years	$441

Principal Investment Strategies

Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local

2

government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: March 31, 2019	+0.61%
	Lowest Quarter: September 30, 2020	-0.01%
	Year-to-date total return as of March 31, 2021 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/29/1995	0.46%	1.11%	0.56%

3

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2021 Wells Fargo & Company. All rights reserved. 0613229/P3229

4

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

.	Summary Prospectus June 1, 2021

Wells Fargo Heritage Money Market Fund

Class/Ticker: Institutional Class - SHIXX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated June 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
1.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$20
3 Years	$71
5 Years	$126
10 Years	$290

Principal Investment Strategies

Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local

2

government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: March 31, 2019	+0.63%
	Lowest Quarter: December 31, 2020	-0.01%
	Year-to-date total return as of March 31, 2021 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2000	0.55%	1.23%	0.63%

3

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2021 Wells Fargo & Company. All rights reserved. 0613106/P3106

4

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

.	Summary Prospectus June 1, 2021

Wells Fargo Heritage Money Market Fund

Class/Ticker: Select Class - WFJXX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated June 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.13%
1.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.13% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$13
3 Years	$55
5 Years	$101
10 Years	$237

Principal Investment Strategies

Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local

2

government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Select Class as of 12/31 each year
.	Highest Quarter: March 31, 2019	+0.65%
	Lowest Quarter: December 31, 2020	+0.01%
Year-to-date total return as of March 31, 2021 is 0.04%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/29/2007	0.62%	1.31%	0.70%

3

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2021 Wells Fargo & Company. All rights reserved. 0613801/P3801

4

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

.	Summary Prospectus June 1, 2021

Wells Fargo Heritage Money Market Fund

Class/Ticker: Service Class - WHTXX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated June 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.43%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$44
3 Years	$158
5 Years	$282
10 Years	$644

Principal Investment Strategies

Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
.	Highest Quarter: March 31, 2019	+0.58%
	Lowest Quarter: September 30, 2020	-0.03%
	Year-to-date total return as of March 31, 2021 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.41%	1.02%	0.51%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	©2021 Wells Fargo & Company. All rights reserved. 0613655/P3655

4

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP